STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development expenses		$ (6,035)	$ (4,422)	$ (2,860)
General and administrative expenses		(3,549)	(4,447)	(4,348)
Operating loss		(9,584)	(8,869)	(7,208)
Financial income (expenses), net		248	86	(32)
Loss before taxes		(9,336)	(8,783)	(7,240)
Income tax expenses		(8)	(9)	(6)
Net loss and comprehensive loss		$ (9,344)	$ (8,792)	$ (7,246)
Basic and diluted net loss per share basic		$ (7.14)	$ (8.13)	$ (7.25)
Basic and diluted net loss per share diluted		$ (7.14)	$ (8.13)	$ (7.25)
Weighted average number of Ordinary Share used in computing basic net loss per share	[1]	1,308,920	1,081,755	999,562
Weighted average number of Ordinary Share used in computing diluted net loss per share	[1]	1,308,920	1,081,755	999,562

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split (Note 1c)